Net Realised Gains on Financial Assets - Summary of Net Realised Gains on Financial Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Realised gains	¥ (24,591)	¥ (15,003)	¥ (44,509)
Subtotal	(19,591)	42	6,038
Debt securities [member]
Disclosure of financial assets [line items]
Realised gains	399	(9)	189
Impairment	(42)	(114)	(143)
Subtotal	357	(123)	46
Equity securities [member]
Disclosure of financial assets [line items]
Realised gains	(11,785)	2,808	8,505
Impairment	(8,163)	(2,643)	(2,513)
Subtotal	¥ (19,948)	¥ 165	¥ 5,992